Fair Value of Financial Instruments and Risk Management - Summary of Fair Values and Carrying Values of Long-Term Debt (Detail) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long-term debt, face amount	$ 10,069,000,000
Carrying value	10,067,000,000	$ 10,680,000,000
Fair value	11,568,000,000	12,010,000,000
$50 Million of MTN Series 33 Notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long-term debt, face amount	50,000,000
Carrying value	49,000,000	50,000,000
Fair value	49,000,000	50,000,000
$500 million of MTN Series 37 notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long-term debt, face amount	500,000,000
Carrying value	492,000,000	498,000,000
Fair value	492,000,000	498,000,000
Other Notes and Debentures [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Carrying value	9,526,000,000	10,132,000,000
Fair value	$ 11,027,000,000	$ 11,462,000,000